Related Party Transactions (Details) - USD ($)											1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Nov. 18, 2024	Sep. 01, 2024	Aug. 21, 2024	Aug. 13, 2024	Apr. 01, 2024	Mar. 28, 2024	Feb. 01, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)										$ 0.004
Number of shares issued (in Shares)									575,000	5,750,000
Share capitalization (in Shares)									575,000	575,000
Shares forfeiture (in Shares)								75,000
Exceeds price per share (in Dollars per share)												$ 20			$ 20
Minimum number of trading days															20 days	20 years
Consecutive trading day threshold															30 days	30 years
Commencing after the completion period															150 days
Percentage of sponsor lock-up shares															50.00%
Closing date															30 days
Repaid of closing IPO								$ 179,665
Monthly fee paid							$ 24,091
Service fees												$ 52,514	$ 81,250	$ 115,555	$ 175,050
Accrued expenses												14,746			14,746
Working capital loans															1,500,000	$ 1,500,000
Price per share (in Dollars per share)																$ 10.05
Warrants outstanding															1,500,000
Outstanding for the note												700,000			700,000
Share issued value																$ 25,000
Forgiveness of outstanding balance			50.00%
Shares issued (in Shares)								75,000
Outstanding balance								$ 179,665
Maximum [Member]
Related Party Transactions [Line Items]
Monthly fee paid		$ 14,746			$ 18,882						$ 27,083
Minimum [Member]
Related Party Transactions [Line Items]
Monthly fee paid		$ 18,882			24,091						17,708
Michael Blitzer [Member]
Related Party Transactions [Line Items]
Forgiveness of outstanding balance			50.00%
Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)										5,750,000
Shares forfeiture (in Shares)								6,250,000
Shares issued (in Shares)								6,250,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution										$ 25,000
Issued price per share (in Dollars per share)										$ 0.004
Number of shares issued (in Shares)									6,325,000	5,750,000
Subject to forfeiture (in Shares)									825,000
Aggregate shares (in Shares)									825,000
Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month									$ 27,083
Services and Indemnification Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month									$ 27,083
Accrued expenses												$ 115,555			$ 115,555
Expenses incurred and paid																196,806
Related Party Loans [Member]
Related Party Transactions [Line Items]
Company borrowed value				$ 2,500,000
Sponsor Lock-Up Agreement [Member]
Related Party Transactions [Line Items]
Initial common stock lock-up period															6 months
Second common stock lock-up period															12 months
Subsequent Event [Member]
Related Party Transactions [Line Items]
Number of shares converted (in Shares)	6,200,000
Monthly fee paid							$ 24,091				$ 17,708.33
Subsequent Event [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Monthly fee paid					18,882
Subsequent Event [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Monthly fee paid					$ 24,091
Sponsor [Member]
Related Party Transactions [Line Items]
Subject to forfeiture (in Shares)									825,000
Expenses															$ 300,000
Shares issued (in Shares)								6,250,000
Aggregate loan amount																$ 300,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)								$ 11.5
Conversion price (in Dollars per share)												$ 1			$ 1
Ordinary share (in Shares)												1			1
Ordinary share price (in Dollars per share)															$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)												$ 12			12	$ 12
Price per share (in Dollars per share)												$ 11.5			$ 11.5	11.5
Number of warrants purchased (in Shares)												20,150,000			20,150,000
Class A Ordinary Shares [Member] | Sponsor Lock-Up Agreement [Member]
Related Party Transactions [Line Items]
Number of shares converted (in Shares)															1
Series A Preferred Stock [Member] | Michael Blitzer [Member]
Related Party Transactions [Line Items]
Share issued value			$ 1,250,000
USARE Class A-2 Convertible Preferred Units [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)			122,549
USARE Class A Units [Member]
Related Party Transactions [Line Items]
Number of shares converted (in Shares)															1
Number of warrants purchased (in Shares)			31,250
USARE Class A Units [Member] | Michael Blitzer [Member]
Related Party Transactions [Line Items]
Forgiveness of outstanding balance			50.00%
Forecast [Member]
Related Party Transactions [Line Items]
Number of shares converted (in Shares)					6,200,000
Monthly fee paid						$ 27,083.33
Conversion price (in Dollars per share)					$ 1
Outstanding balance				$ 2,500,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)								$ 10
Number of shares issued (in Shares)								3,000,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares forfeiture (in Shares)								75,000
Private Placement [Member]
Related Party Transactions [Line Items]
Issued price per share (in Dollars per share)								$ 1
Number of warrants purchased (in Shares)								7,650,000
Private Placement [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)												$ 1			$ 1	$ 1